Lease (Details)	1 Months Ended	12 Months Ended
	Sep. 29, 2023 SGD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)
Lease [Abstract]
Total lease expense		$ 96,687	$ 92,312	$ 98,555
Rent (in Dollars)	$ 3,200